Group statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Cash generated from operations		$ 5,409	$ 2,063	$ 871
Dividends received from joint ventures		122	88	180
Taxation refund		11	6	36
Taxation paid		(758)	(189)	(116)
Net cash inflow from operating activities		4,784	1,968	971
Cash flows from investing activities
Capital expenditure on tangible and intangible assets		(1,449)	(1,090)	(1,042)
Acquisition of assets		(158)	0	0
Dividends from associates and other investments		0	12	12
Proceeds from disposal of tangible assets		14	16	14
Acquisition of subsidiary, net of cash acquired		0	68	0
Other investments and assets acquired		(3)	(30)	0
Proceeds from disposal of other investments	[1]	70	0	20
Payment from disposal of joint ventures and associates		0	(2)	0
Loans advanced to associates and joint ventures		0	(1)	(1)
Contingent consideration received		19	5	0
Repayment of loans advanced to joint ventures		161	149	0
Proceeds from disposal of subsidiaries, net of cash disposed		77	0	0
(Increase) decrease in cash restricted for use		(3)	5	(9)
Interest received		92	106	109
Net cash outflow from investing activities		(1,180)	(762)	(897)
Cash flows from financing activities
Share securities tax on redomicile and reorganisation		0	0	(19)
Proceeds from borrowings		285	655	343
Repayment of borrowings		(245)	(909)	(87)
Repayment of lease liabilities		(92)	(91)	(94)
Finance costs - borrowings		(164)	(126)	(111)
Finance costs - leases		(17)	(11)	(11)
Other borrowing costs		0	(1)	(1)
Dividends paid to external shareholders and distributions to non-controlling interests		(1,871)	(244)	(107)
Net cash inflow (outflow) from financing activities		(2,104)	(727)	(87)
Net increase (decrease) in cash and cash equivalents		1,500	479	(13)
Translation		(15)	(37)	(138)
Cash and cash equivalents at beginning of year (net of bank overdraft)		1,397	955	1,106
Cash and cash equivalents at end of year (net of bank overdraft)		$ 2,882	$ 1,397	$ 955

[1]	The proceeds relate to the disposal of the investment in G2 Goldfields Inc